Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Contingencies [Abstract]
Accrual for environmental loss contingencies, gross	$ 31.4	$ 35.0
Accrued environmental loss contingencies, current	14.4	13.5
Accrued environmental loss contingencies, noncurrent	$ 17.0	$ 21.5
Steel manufacturers, number of manufacturers	8